Schedule of Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net (loss) income before tax	$ (4,868,277)	$ (2,941,679)	$ (3,790,132)	$ (1,531,845)	$ (17,144,531)	$ 20,117,773
Federal income tax at statutory rate					(3,600,352)	4,224,732
State income tax, amount					(9,849)	0
Permanent items					1,029,874	918
Valuation allowance					2,679,238	(4,225,651)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount					(98,911)	1
Total	$ (92,281)		$ 0
Federal income tax at statutory rate, percentage					21.00%	21.00%
State income tax percentage					0.06%
permanent items, Percentage					(6.01%)	(0.01%)
Valuation allowance, percentage					(15.63%)	(20.99%)
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent					0.58%
Effective income tax rate reconciliation					0.00%	0.00%